RELATED PARTIES - Assets/Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Preferred shares held by Brookfield Asset Management	$ (15,000,000)	$ (15,000,000)
Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Loans and notes receivable	50,000,000	102,000,000
Deposit payable to Brookfield Asset Management(1)	(754,000,000)	0
Affiliated entities
Disclosure of transactions between related parties [line items]
Net (payables)/receivables within equity accounted investments	(91,000,000)	(81,000,000)
Receivables and other assets	59,000,000	17,000,000
Loans and notes payable and other liabilities	313,000,000	196,000,000
Preferred shares held by Brookfield Asset Management	$ (15,000,000)	$ (15,000,000)